Financial Instruments and Financial Risk Management (Tables)	6 Months Ended
Sep. 30, 2025
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Carrying Value of the Financial Instruments

The table below presents the carrying value of the Company’s financial instruments:

	Level 1	Level 2	Level 3	Total
Investment in Psyence Labs Ltd	-	2,235,000	-	2,235,000
Derivative warrant liabilities – public warrants	298,368	-	-	298,368
Balance, September 30, 2025	298,368	2,235,000	-	2,533,368

	Level 1	Level 2	Level 3	Total
Investment in Psyence Labs Ltd	-	745,000	-	745,000
Derivative warrant liabilities – public warrants	200,096	-	-	200,096
Balance, March 31, 2025	200,096	745,000	-	945,096

Schedule of Maturity of the Contractual Obligations

The following table set forth the maturity of the contractual obligations as at September 30, 2025 and after

	Carrying Amount	Contractual Cash Flows	Less than 1 year	Between 1 and 3 years
Accounts payable & accrued liabilities	644,700	644,700	644,700	-
Total contractual obligations	644,700	644,700	644,700	-